Average Annual Total Returns - FidelityAdvisorLimitedTermBondFund-RetailPRO - FidelityAdvisorLimitedTermBondFund-RetailPRO - Fidelity Advisor Limited Term Bond Fund	Oct. 30, 2023
Fidelity Limited Term Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.87%)
Past 5 years	0.86%
Since Inception	1.25%
Fidelity Limited Term Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.49%)
Past 5 years	0.04%
Since Inception	0.45%
Fidelity Limited Term Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.47%)
Past 5 years	0.33%
Since Inception	0.62%
LB087
Average Annual Return:
Past 1 year	(5.50%)
Past 5 years	0.85%
Since Inception	1.02%	[1]
F1871
Average Annual Return:
Past 1 year	(5.54%)
Past 5 years	1.14%
Since Inception	1.39%	[1]

[1]	AFrom November 1, 2013.